iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  39 .2%
Bank of America Corp. ..................... 2,761,949 $ 97,993,950
Bank OZK ............................. 43,683 1,995,003
BOK Financial Corp. ....................... 11,539 1,159,669
Citigroup, Inc. ........................... 766,456 40,024,332
Citizens Financial Group, Inc. ................ 195,044 8,449,306
Comerica, Inc. ........................... 51,885 3,803,689
Commerce Bancshares, Inc. ................. 45,027 2,996,997
Cullen/Frost Bankers, Inc. ................... 25,487 3,320,446
East West Bancorp, Inc. .................... 55,821 4,383,065
Fifth Third Bancorp ....................... 271,703 9,860,102
First Citizens BancShares, Inc. , Class A .......... 4,708 3,661,317
First Financial Bankshares, Inc. ............... 51,446 1,832,507
First Horizon Corp. ........................ 211,761 5,236,850
First Republic Bank ....................... 72,408 10,200,839
FNB Corp. ............................. 138,795 1,980,605
Glacier Bancorp, Inc. ...................... 43,816 1,997,571
Home BancShares, Inc. .................... 74,911 1,788,126
Huntington Bancshares, Inc. ................. 571,310 8,666,773
JPMorgan Chase & Co. .................... 1,160,735 162,456,471
KeyCorp ............................... 369,200 7,084,948
M&T Bank Corp. ......................... 68,309 10,656,204
Pinnacle Financial Partners, Inc. ............... 30,274 2,383,472
PNC Financial Services Group, Inc. (The) ........ 159,602 26,402,959
Popular, Inc. ............................ 28,687 1,969,076
Prosperity Bancshares, Inc. .................. 36,057 2,735,284
Regions Financial Corp. .................... 370,038 8,710,694
Signature Bank .......................... 24,856 3,205,181
SouthState Corp. ......................... 29,924 2,381,950
SVB Financial Group
(a)
..................... 23,387 7,073,164
Synovus Financial Corp. .................... 57,607 2,416,614
Truist Financial Corp. ...................... 525,031 25,931,281
U.S. Bancorp ........................... 535,055 26,645,739
UMB Financial Corp. ...................... 17,211 1,552,260
Umpqua Holdings Corp. .................... 85,792 1,561,414
United Bankshares, Inc. .................... 53,598 2,154,640
Valley National Bancorp .................... 166,204 1,974,504
Webster Financial Corp. .................... 68,960 3,630,744
Wells Fargo & Co. ........................ 1,507,896 70,675,085
Western Alliance Bancorp ................... 43,188 3,255,080
Wintrust Financial Corp. .................... 24,095 2,203,970
Zions Bancorp NA ........................ 59,148 3,144,308
589,556,189
a
Capital Markets  —  34 .4%
Affiliated Managers Group, Inc. ............... 14,866 2,567,953
Ameriprise Financial, Inc. ................... 42,111 14,743,903
Ares Management Corp. , Class A .............. 61,777 5,126,873
Bank of New York Mellon Corp. (The) ........... 291,068 14,719,309
BlackRock, Inc.
(b)
......................... 59,436 45,124,405
Blackstone, Inc. , NVS ...................... 277,710 26,649,052
Blue Owl Capital, Inc. , Class A ................ 138,467 1,741,915
Carlyle Group, Inc. (The) .................... 86,516 3,111,980
Cboe Global Markets, Inc. ................... 41,862 5,144,003
Charles Schwab Corp. (The) ................. 603,599 46,730,635
CME Group, Inc. , Class A ................... 142,351 25,147,728
Coinbase Global, Inc. , Class A
(a) (c)
.............. 63,097 3,689,913
FactSet Research Systems, Inc. ............... 15,068 6,372,860
Federated Hermes, Inc. , Class B .............. 33,533 1,317,847
Franklin Resources, Inc. .................... 112,173 3,499,798
Goldman Sachs Group, Inc. (The) ............. 134,005 49,020,369
Houlihan Lokey, Inc. , Class A ................. 19,673 1,949,004
Interactive Brokers Group, Inc. , Class A .......... 40,622 3,247,323
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 221,032 $ 23,771,992
Invesco Ltd. ............................ 179,869 3,329,375
Janus Henderson Group PLC ................ 52,489 1,360,515
Jefferies Financial Group, Inc. ................ 72,294 2,839,708
KKR & Co., Inc. .......................... 228,310 12,741,981
Lazard Ltd. , Class A ....................... 44,605 1,787,768
LPL Financial Holdings, Inc. .................. 31,486 7,465,960
MarketAxess Holdings, Inc. .................. 14,901 5,421,729
Moody's Corp. ........................... 62,347 20,122,494
Morgan Stanley .......................... 521,675 50,774,628
Morningstar, Inc. ......................... 9,918 2,408,884
MSCI, Inc. , Class A ....................... 31,641 16,819,090
Nasdaq, Inc. ............................ 134,244 8,080,146
Northern Trust Corp. ....................... 82,401 7,990,425
Raymond James Financial, Inc. ............... 76,630 8,641,565
Robinhood Markets, Inc. , Class A
(a)
............. 200,629 2,088,548
S&P Global, Inc. ......................... 131,776 49,408,093
SEI Investments Co. ....................... 40,476 2,526,917
State Street Corp. ........................ 145,207 13,261,755
Stifel Financial Corp. ...................... 42,022 2,832,703
T Rowe Price Group, Inc. ................... 88,441 10,300,723
TPG, Inc. , Class A ........................ 20,233 651,705
Tradeweb Markets, Inc. , Class A ............... 44,033 3,282,220
Virtu Financial, Inc. , Class A .................. 36,627 707,267
518,521,061
a
Consumer Finance  —  6 .0%
Ally Financial, Inc. ........................ 118,318 3,844,152
American Express Co. ..................... 236,557 41,380,916
Capital One Financial Corp. .................. 151,047 17,974,593
Credit Acceptance Corp.
(a) (c)
.................. 2,403 1,111,724
Discover Financial Services .................. 108,121 12,620,964
FirstCash Holdings, Inc. .................... 14,928 1,376,063
OneMain Holdings, Inc. ..................... 48,560 2,094,878
SLM Corp. ............................. 98,640 1,733,105
SoFi Technologies, Inc.
(a) (c)
................... 322,248 2,233,178
Synchrony Financial ....................... 178,290 6,548,592
90,918,165
a
Diversified Financial Services  —  1 .1%
Apollo Global Management, Inc. ............... 172,114 12,182,229
Equitable Holdings, Inc. .................... 136,284 4,370,628
16,552,857
a
Insurance  —  0 .3%
Fidelity National Financial, Inc. ................ 107,734 4,743,528
a
IT Services  —  18 .2%
Mastercard, Inc. , Class A .................... 335,922 124,492,693
Visa, Inc. , Class A
(c)
....................... 647,012 148,948,633
273,441,326
a
Thrifts & Mortgage Finance  —  0 .6%
Essent Group Ltd. ........................ 42,752 1,882,371
MGIC Investment Corp. .................... 118,562 1,674,095
New York Community Bancorp, Inc. ............ 269,751 2,694,812
Radian Group, Inc. ........................ 61,967 1,369,471
Rocket Companies, Inc. , Class A
(c)
............. 48,058 452,226
TFS Financial Corp. ....................... 18,817 268,142
UWM Holdings Corp. , Class A ................ 36,643 167,825
8,508,942
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,581,402,488 ) ............................... 1,502,242,068

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(b) (d) (e)
..................... 6,082,389 $ 6,086,039
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(b) (d)
............................ 2,245,755 2,245,755
a
Total Short-Term Securities — 0.5%
(Cost: $ 8,327,363 ) .................................. 8,331,794
Total Investments — 100.3%
(Cost: $ 1,589,729,851 ) ............................... 1,510,573,862
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (5,085,385)
Net Assets — 100.0% ................................. $ 1,505,488,477
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,001,069  $ 70,854
(a)
$ —  $ 11,287  $ 2,829  $ 6,086,039  6,082,389  $ 123,025
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,879,000  366,755
(a)
—  —  —  2,245,755  2,245,755  50,841  1
BlackRock, Inc. .... 50,069,976  8,415,178  (20,980,635) 1,564,269  6,055,617  45,124,405  59,436  913,166  —
$ 1,575,556  $ 6,058,446
$ 53,456,199
$ 1,087,032  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 27 03/17/23 $ 3,052 $ 131,269

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,502,242,068  $ —  $ —  $ 1,502,242,068
Short-Term Securities
Money Market Funds ...................................... 8,331,794  —  —  8,331,794
$ 1,510,573,862  $ —  $ —  $ 1,510,573,862
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 131,269  $ —  $ —  $ 131,269
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares